ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - USD ($)	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Sep. 30, 2023	Jun. 01, 2022	Mar. 31, 2021
Property plant and equipment					$ 5,000,001
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Limited [Member]
Accounts receivables and other receivables				$ 600,000
Property plant and equipment				200,000
Operating lease right-of-use assets				100,000
Other assets				1,600,000
Liabilities				$ 4,100,000
Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member]
Ownership percentage							51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage	56.00%	54.00%	51.00%			49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage	57.00%	56.00%	54.00%			51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member]
Issuance of class B ordinary share to sponsor, shares				5,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Seamless Group Inc [Member]
Issuance of class B ordinary share to sponsor, shares	1,000	1,000	1,000	1,000
Issuance of shares, value	$ 200,000	$ 200,000	$ 200,000	$ 200,000